Income Taxes (Reconciliations between the Combined Statutory Income Tax Rate and the Effective Income Tax Rate) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Combined statutory income tax rate	40.60%	40.60%	(40.60%)
Equity in net loss of affiliated companies	1.90%	37.10%	22.70%
Impairment of investments in affiliated companies	0.00%	9.70%	1.60%
Change in excess amounts over tax basis of investments in subsidiaries and affiliated companies	(4.20%)	(0.90%)	(18.30%)
Adjustment on sale of investments in subsidiaries and affiliated companies	(5.60%)	0.00%	0.50%
Expenses not deductible for tax purposes	3.30%	35.60%	5.40%
Impairment of goodwill	0.40%	4.60%	3.40%
Change in valuation allowance	2.00%	125.50%	204.10%
Difference in statutory tax rates of foreign subsidiaries	(8.80%)	(20.80%)	(4.00%)
Other, net	0.30%	1.30%	(0.50%)
Effective income tax rate	29.90%	232.70%	174.30%